Supplement to the
Fidelity® Sustainability U.S. Equity Fund
June 14, 2021
Summary Prospectus

Effective on or about February 9, 2022, Fidelity® Sustainability U.S. Equity Fund will be renamed Fidelity® Sustainable U.S. Equity Fund.

The following information supplements information found in the "Fund Summary" section under the heading "Principal Investment Strategies".

  Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusions” for additional information.

The following information replaces similar information found in the "Fund Summary" section under the heading "Principal Investment Risks".

  Sustainability Risk.  Application of FMR's ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

SUS-SUM-22-01 1.9905034.100	January 31, 2022

Supplement to the
Fidelity® Sustainability U.S. Equity Fund
Class A, Class M, Class C, Class I and Class Z
June 14, 2021
Summary Prospectus

Effective on or about February 9, 2022, Fidelity® Sustainability U.S. Equity Fund will be renamed Fidelity® Sustainable U.S. Equity Fund.

The following information supplements information found in the “Fund Summary” section under the heading “Principal Investment Strategies”.

  Employing sustainable investing exclusion criteria to avoid investments in issuers that are directly engaged in, and/or derive significant revenue from, certain industries. Please see “Fund Basics – Investment Details – Sustainable Investing Exclusions” for additional information.

The following information replaces similar information found in the “Fund Summary” section under the heading “Principal Investment Risks”.

  Sustainability Risk.  Application of FMR's ESG ratings process and/or its sustainable investing exclusion criteria may affect the fund’s exposure to certain issuers, sectors, regions, and countries and may affect the fund’s performance depending on whether certain investments are in or out of favor. The criteria related to the fund’s ESG ratings process and/or adherence to its sustainable investing exclusion criteria may result in the fund forgoing opportunities to buy certain securities when it might otherwise be advantageous to do so, or selling securities for ESG reasons when it might be otherwise disadvantageous for it to do so. As a result, the fund’s performance may at times be better or worse than the performance of funds that do not use ESG or sustainability criteria. There are significant differences in interpretations of what it means for an issuer to have positive ESG factors. While the Adviser believes its definitions are reasonable, the portfolio decisions it makes may differ with other investors’ or advisers’ views.

ASUS-SUM-22-01 1.9905035.100	January 31, 2022